Condensed Financial Information of Registrant Prudential plc - Statements of Changes in Equity (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Balance at beginning of year		$ 16,898	[1],[2]	$ 19,111	[1],[2]	$ 22,119	[3]
Total comprehensive income for the year
Profit for the year		1,701		(1,007)	[4]	(2,042)
Total comprehensive (loss) income, attributable to equity holders of the Company		1,585		(1,797)	[5]	(4,006)	[5]
Transactions with owners, recorded directly in equity
New share capital subscribed		4		(4)	[2]	2,382	[3]
Demerger dividend in specie of Jackson	[3]					(1,735)
Share-based payment transactions		(5)		24	[2]	46	[3]
Dividends		(540)		(482)	[2]	(430)	[3]
Balance at end of year		17,983		16,898	[1],[2]	19,111	[1],[2]
Share capital
Balance at beginning of year		182	[2]	182	[2]	173	[3]
Transactions with owners, recorded directly in equity
New share capital subscribed		1				9	[3]
Balance at end of year		183		182	[2]	182	[2]
Share premium
Balance at beginning of year		5,006	[2]	5,010	[2]	2,637	[3]
Transactions with owners, recorded directly in equity
New share capital subscribed		3		(4)	[2]	2,373	[3]
Balance at end of year		5,009		5,006	[2]	5,010	[2]
Retained earnings
Balance at beginning of year		10,653	[2]	12,064	[2]	14,424	[3]
Transactions with owners, recorded directly in equity
Demerger dividend in specie of Jackson	[3]					(1,735)
Share-based payment transactions		(5)		24	[2]	46	[3]
Dividends		(533)		(474)	[2]	(421)	[3]
Balance at end of year		11,928		10,653	[2]	12,064	[2]
Prudential plc
Balance at beginning of year		15,542		15,650		12,286
Total comprehensive income for the year
Profit for the year		1,525		455		2,648
Valuation movements on Jackson equity securities measured at fair value through other comprehensive income		8		(125)		273
Total comprehensive (loss) income, attributable to equity holders of the Company		1,533		330		2,921
Transactions with owners, recorded directly in equity
New share capital subscribed		4		(4)		2,382
Demerger dividend in specie of Jackson						(1,735)
Share-based payment transactions		38		40		217
Dividends		(533)		(474)		(421)
Total contributions by and distributions to owners		(491)		(438)		443
Balance at end of year		16,584		15,542		15,650
Prudential plc | Share capital
Balance at beginning of year		182		182		173
Transactions with owners, recorded directly in equity
New share capital subscribed		1				9
Total contributions by and distributions to owners		1				9
Balance at end of year		183		182		182
Prudential plc | Share premium
Balance at beginning of year		5,006		5,010		2,637
Transactions with owners, recorded directly in equity
New share capital subscribed		3		(4)		2,373
Total contributions by and distributions to owners		3		(4)		2,373
Balance at end of year		5,009		5,006		5,010
Prudential plc | Retained earnings
Balance at beginning of year		10,354		10,458		9,476
Total comprehensive income for the year
Profit for the year		1,525		455		2,648
Valuation movements on Jackson equity securities measured at fair value through other comprehensive income		8		(125)		273
Total comprehensive (loss) income, attributable to equity holders of the Company		1,533		330		2,921
Transactions with owners, recorded directly in equity
Demerger dividend in specie of Jackson						(1,735)
Share-based payment transactions		38		40		217
Dividends		(533)		(474)		(421)
Total contributions by and distributions to owners		(495)		(434)		(1,939)
Balance at end of year		$ 11,392		$ 10,354		$ 10,458

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published.
[3]	Results for the year ended 31 December 2021 have not been re-presented and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[4]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[5]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.